FAIR VALUE MEASUREMENT AND FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jan. 02, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Marketable securities	$ 10,516		$ 18,580	$ 18,563
Restricted cash equivalents and marketable securities			374	644
Liability
Warrant liability	12,208	16,200
Recurring basis | Total
Assets
Cash equivalents	7,407		15,580	8,595
Marketable securities	10,516		18,580	18,563
Restricted cash equivalents and marketable securities	363		374	644
Assets	18,286		34,534
Liability
Warrant liability	12,208
Liability	12,208
Recurring basis | Level 2
Assets
Cash equivalents	7,407		15,580	8,595
Marketable securities	10,516		18,580	18,563
Restricted cash equivalents and marketable securities	363		374	644
Assets	18,286		34,534
Recurring basis | Level 3
Liability
Warrant liability	12,208
Liability	$ 12,208